Shareholder Report, Average Annual Return (Details)	12 Months Ended	44 Months Ended	60 Months Ended	92 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
Without Sales Load [Member] | C000051889
Average Annual Return [Line Items]
Average Annual Return, Percent	21.86%		8.70%		3.24%
Without Sales Load [Member] | C000184321
Average Annual Return [Line Items]
Average Annual Return, Percent	22.13%		8.95%	7.08%
Without Sales Load [Member] | C000225812
Average Annual Return [Line Items]
Average Annual Return, Percent	23.62%	10.40%
MSCI Arabian Markets & Africa IMI Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	20.51%		7.10%		2.44%
MSCI Arabian Markets & Africa IMI Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	20.51%		7.10%	5.51%
MSCI Arabian Markets & Africa IMI Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	20.51%	6.24%
MSCI Arabian Markets & Africa 10/40 Investable Market Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	20.48%		7.29%		2.51%
MSCI Arabian Markets & Africa 10/40 Investable Market Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	20.48%		7.29%	5.59%
MSCI Arabian Markets & Africa 10/40 Investable Market Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	20.48%	6.70%